Debt (Tables)	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
Schedule of Future Principal Payments for Long-Term Debt
The Company’s scheduled future principal payments for debt are as follows (in thousands):

December 31, 2025
2026	$1,000
Total future principal payments	1,000
Less: unamortized discount	—
Carrying value of debt	1,000
Less: current portion	(1,000)
Long-term portion	$—